RECENTLY IMPLEMENTED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Allocation of Cumulative Effect of Accounting Change
The cumulative effect was allocated between continuing and discontinued operations as follows:

Effect of adoption of ASC 326 on January 1, 2020	Amount
Continuing operations	$917
Discontinued operations	(138)
$779